Long-Term Debt - Loan and Security Agreement (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 15, 2021 USD ($)
Debt Instrument [Line Items]
Interest rate		4.00%
Long-term line of credit	$ 0.0
SVB Agreement
Debt Instrument [Line Items]
Existing issued and outstanding	65.00%
SVB Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility		$ 125.0
Line of credit facility borrowing capacity	$ 135.0
Number of borrowers	1.25
Trailing period for minimum revenue targets	6 months
Outstanding borrower	$ 50.0
SVB Agreement | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility		$ 20.0